One Market, Steuart Tower
Suite 2000
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 393 7110
Fax (415) 393 7140

Patrick Quan
Secretary

December 5, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  SMALLCAP World Fund, Inc.
       File Nos. 811-05888 and 033-32785

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on November 30, 2011 of Registrant's Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

/pfq